S-K 1602, SPAC Registered Offerings	Jun. 05, 2026
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering (or 27 months from the closing of this offering if we enter into a definitive agreement for an initial business combination within 24 months from the closing of this offering) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe, How Extended [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. If we seek shareholder approval, we will complete our initial business combination only if we receive an ordinary resolution under Cayman Islands law and our amended and restated memorandum and articles of association, which requires the affirmative vote of at least a majority of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company.
SPAC, Securities Offered, Redemption Rights [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period (or 27-month period, as applicable), we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the completion window.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future.
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the completion window to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the completion window to consummate our initial business combination beyond 36 months from the closing of this offering. If we seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination there is no predetermined or set duration for the amount of time we may seek under each vote, nor are there any conditions to the potential extensions, such as the payment of additional funds into the trust account by our Sponsor. If we determine not to or are unable to extend the completion window to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our Sponsor’s investment in our founder shares and our private placement warrants may be worthless.
De-SPAC Consummation Timeframe, Duration	36 months
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq listing rules provide that at least 90% of the gross proceeds from this offering be deposited in a trust account. Of the net proceeds of this offering, $200,000,000 (or $230,000,000 if the underwriters’ over-allotment option is exercised in full), including $8,000,000 (or up to $9,200,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) of deferred underwriting commissions, will, upon the consummation of this offering, be placed in a U.S.-based trust account maintained by            acting as trustee. The funds in the trust account will be invested or held only in (i) U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act, (ii) as uninvested cash, or (iii) an interest-bearing bank demand deposit account or other accounts at a bank. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer we hold investments in the trust account, we may, at any time instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account. For more information about the risk of the company being considered to be operating as an unregistered investment company, see “Risk Factors — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination and Post-Business Combination Risks — If we are deemed to be an investment company under the Investment Company Act, we may be required to institute burdensome compliance requirements and our activities may be restricted, which may make it difficult for us to complete our initial business combination.” Based on current interest rates, we estimate that the interest earned on the trust account will be approximately $8,000,000 per year, assuming an interest rate of 4.0% per year. We will not be permitted to withdraw any of the principal or interest held in the trust account except for the withdrawal of interest for working capital purposes and to pay taxes, if any. The funds held in the trust account will not otherwise be released from the trust account until the earliest of: (1) our completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and (3) the redemption of our public shares if we have not completed an initial business combination within the completion window. Based on current interest rates, we expect that interest earned on the trust account will be sufficient for a portion of working capital and to pay taxes.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	7,546,667 Class B ordinary shares(1)	$24,152
	4,988,667 private placement warrants to be purchased simultaneously with the closing of this offering	$3,741,500
	Repayment of loans made to us to cover offering related and organizational expenses	Up to $250,000
Sponsor or an affiliate thereof	$75,000 per month	Office space and administrative services provided to us
	Working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at the price of $0.75 per warrant
Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination

(1)      The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (B) assumes the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) and 7,666,667 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering.

At May 20, 2026, our net tangible book value deficit was $(15,236), or approximately $0.00 per Class B ordinary share. Assuming various redemption scenarios and after giving effect to the sale of 20,000,000 Class A ordinary shares included in the units we are offering by this prospectus, the sale of the private placement warrants and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at May 20, 2026 would have been the following to the public shareholders on a per-share basis immediately after this offering:

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
	As of May 20, 2026
	Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	NTBV	NTBV	Difference between Public NTBV and Public Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option	7.23	6.69	3.31	5.81	4.19	4.19	5.81	0.14	9.86
Assuming No Exercise of Over-Allotment Option	7.23	6.69	3.31	5.81	4.19	4.19	5.81	0.13	9.87

For purposes of presenting the Maximum Redemption scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriters’ option to purchase additional units) by $200,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest, divided by the number of Class A ordinary shares sold in this offering).

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Net tangible book deficit before this offering
Increase attributable to public shareholders	7.23	7.23	6.69	6.69	5.81	5.81	4.19	4.19	0.13	0.14
Pro forma net tangible book value after this offering and the sale of the private placement shares	7.23	7.23	6.69	6.69	5.81	5.81	4.19	4.19	0.13	0.14
Dilution to public shareholders	$2.77	2.77	3.31	3.31	4.19	4.19	5.81	5.81	9.87	9.86
Percentage of dilution to public shareholders	27.70%	27.70%	33.10%	33.10%	41.90%	41.90%	58.10%	58.10%	98.70%	98.60%
Numerator:
Net tangible book deficit before this offering	$(15,236)	(15,236)	(15,236)	(15,236)	(15,236)	(15,236)	(15,236)	(15,236)	(15,236)	(15,236)
Net proceeds from this offering and the sale of the private placement warrants(1)	201,041,500	231,041,500	201,041,500	231,041,500	201,041,500	231,041,500	201,041,500	231,041,500	201,041,500	231,041,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	23,392	23,392	23,392	23,392	23,392	23,392	23,392	23,392	23,392	23,392
Less: Deferred underwriting commissions	(8,000,000)	(9,200,000)	(6,000,000)	(6,900,000)	(4,000,000)	(4,600,000)	(2,000,000)	(2,300,000)	—	—
Less: overallotment liability	(156,200)	—	(156,200)	—	(156,200)	—	(156,200)	—	(156,200)	—
Less: Amounts paid for redemptions(2)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$192,893,456	221,849,656	144,893,456	166,649,656	96,893,456	111,449,656	48,893,456	56,249,656	893,456	1,049,656
Denominator:

Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	26,666,667	30,666,667	21,666,667	24,916,667	16,666,667	19,166,667	11,666,667	13,416,667	6,666,667	7,666,667

(1)      Expenses applied against gross proceeds include offering expenses of approximately $700,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on all units sold including those sold pursuant to the underwriters’ option to purchase additional units, or $8,000,000 in the aggregate (or up to $9,200,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to the underwriters for deferred underwriting commissions, but such $0.40 per unit shall be due solely on amounts remaining in the trust account following all properly submitted shareholder redemptions in connection with the consummation of our initial business combination See also “Underwriting” for additional information regarding underwriting compensation.